SOLAR POWER SYSTEMS, NET	12 Months Ended
Dec. 31, 2024
Solar Power Systems Net
SOLAR POWER SYSTEMS, NET

NOTE 8 – SOLAR POWER SYSTEMS, NET

Solar power systems, net consist of the following:

	December 31,	December 31,
	2024	2023
Solar power systems in operation	743,557	525,003
Solar power systems under construction	73,330	84,975
Subtotal	816,887	609,978
Less: accumulated depreciation	(150,681)	(133,200)
Solar power systems, net	666,206	476,778

Certain solar power systems were pledged to secure the Company’s loans, see Note 10.

Depreciation expense was JPY90,239, JPY43,707 and JPY22,566 for the years ended December 31, 2024, 2023 and 2022, respectively.